Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO 1 Mr. DeGaynor (b)	Summary Compensation Table Total for PEO 2 Mr. Zizelman (b)	Compensation Actually Paid for PEO 1 Mr. DeGaynor (c)	Compensation Actually Paid for PEO 2 Mr. Zizelman (c)	Average Summary Compensation Table total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e)	Value of Initial Fixed $100 Investment as of 12/31/2019 based on
Year (a)							Company TSR (f)	Peer Group TSR (g)	Net Income ($000) (h)	Operating Income ($000) (i)
2023	$1,042,767	$1,753,374	$(2,996,326)	$1,625,610	$1,132,182	$1,041,501	$67	$102	$(5,183)	$12,836
2022	$3,910,284	$—	$6,075,757	$—	$883,098	$1,558,023	$74	$103	$(14,056)	$2,935
2021	$3,868,925	$—	$(3,306,918)	$—	$1,104,040	$296,858	$67	$142	$3,406	$15,411
2020	$3,971,305	$—	$6,441,875	$—	$1,209,599	$2,285,849	$103	$117	$(7,950)	$(7,664)

Company Selected Measure Name	Operating income
Named Executive Officers, Footnote
Names of PEOs and Other NEOs (columns (b), (c), (d) and (e))
2023: PEOs: Mr. DeGaynor and Mr. Zizelman; Other NEOs: Mr. Horvath, Ms. Benedict, Mr. Ferraiolo and Mr. Orsini
2022: PEO: Mr. DeGaynor; Other NEOs: Mr. Horvath, Mr. Borne, Mr. Zizelman and Ms. Benedict
2021: PEO: Mr. DeGaynor; Other NEOs: Mr. Horvath, Mr. Borne, Mr. Zizelman, Ms. Benedict, Mr. Krakowiak and Mr. Dono
2020: PEO: Mr. DeGaynor; Other NEOs: Mr. Krakowiak, Mr. Borne, Mr. Dono and Mr. Heigel

Peer Group Issuers, Footnote
Peer Group Total Shareholder Return (column (g))
The peer group used in this disclosure is the Dow Jones U.S. Auto Parts Total Return Index, which is the same peer group used in Part II, Item 5 of our Form 10-K.

Adjustment To PEO Compensation, Footnote
Adjustments to Calculate Compensation Actually Paid to PEO (column (c)) and Average Compensation Actually Paid to Other NEOs (column (e))
The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP Amounts from the SCT Total of our PEO (column (b)) and our Other NEOs (column (d)). The SCT Total and CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v).

	PEO 1 2023 Mr. DeGaynor	PEO 2 2023 Mr. Zizelman	Other NEOs 2023
SCT Total Compensation	$1,042,767	$1,753,374	$1,132,182
SCT Stock Award Adjustments: Deduct Amounts reported in SCT Stock Awards column	$(962,400)	$(741,678)	$(624,250)
Equity Awards Granted during Fiscal Year:
Add Fair Value of Unvested Awards as of Year End	$—	$762,880	$602,868
Add Fair Value of Vested Awards as of Vesting Date	$797,600	$—	$—
Unvested Equity Awards Granted in prior Fiscal Years: Add/Subtract the Change in Fair Value from Prior Year End to Current Year End	$—	$(148,966)	$(60,721)
Vested Equity Awards Granted in prior Fiscal Years: Add/Subtract the Change in Fair Value from Prior Year End to Vesting Date	$(134,155)	$—	$(8,578)
Forfeited Equity Awards Granted in prior Fiscal Years: Deduct Fair Value of Awards Forfeited during Year	$(3,740,138)	$—	$—
Compensation Actually Paid	$(2,996,326)	$1,625,610	$1,041,501

Non-PEO NEO Average Total Compensation Amount	$ 1,132,182	$ 883,098	$ 1,104,040	$ 1,209,599
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,041,501	1,558,023	296,858	2,285,849
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Calculate Compensation Actually Paid to PEO (column (c)) and Average Compensation Actually Paid to Other NEOs (column (e))
The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP Amounts from the SCT Total of our PEO (column (b)) and our Other NEOs (column (d)). The SCT Total and CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v).

	PEO 1 2023 Mr. DeGaynor	PEO 2 2023 Mr. Zizelman	Other NEOs 2023
SCT Total Compensation	$1,042,767	$1,753,374	$1,132,182
SCT Stock Award Adjustments: Deduct Amounts reported in SCT Stock Awards column	$(962,400)	$(741,678)	$(624,250)
Equity Awards Granted during Fiscal Year:
Add Fair Value of Unvested Awards as of Year End	$—	$762,880	$602,868
Add Fair Value of Vested Awards as of Vesting Date	$797,600	$—	$—
Unvested Equity Awards Granted in prior Fiscal Years: Add/Subtract the Change in Fair Value from Prior Year End to Current Year End	$—	$(148,966)	$(60,721)
Vested Equity Awards Granted in prior Fiscal Years: Add/Subtract the Change in Fair Value from Prior Year End to Vesting Date	$(134,155)	$—	$(8,578)
Forfeited Equity Awards Granted in prior Fiscal Years: Deduct Fair Value of Awards Forfeited during Year	$(3,740,138)	$—	$—
Compensation Actually Paid	$(2,996,326)	$1,625,610	$1,041,501

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 67	74	67	103
Peer Group Total Shareholder Return Amount	102	103	142	117
Net Income (Loss)	$ (5,183,000)	$ (14,056,000)	$ 3,406,000	$ (7,950,000)
Company Selected Measure Amount	12,836,000	2,935,000	15,411,000	(7,664,000)
PEO Name		Mr. DeGaynor	Mr. DeGaynor	Mr. DeGaynor
Additional 402(v) Disclosure
Total Shareholder Return (columns (f) and (g))
Total shareholder return assumes that dividends were reinvested on the day of issuance.
Net Income (column (h))
Net Income as reported in the Company’s Consolidated Statements of Income included in our Form 10-K.
Operating Income (column (i))
Operating income as reported in the Company’s Consolidated Statement of Income included in our Form 10-K. Operating income is referred to in our NEOs’ incentive programs (see page 29) in the Compensation Discussion and Analysis. Operating income was determined to be the most important financial performance measure linking CAP to Company performance for 2023 and therefore was selected as the 2023 “Company-Selected Measure” as defined in Item 402(v).

Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 5
Pay vs Performance Disclosure
Name	Return On Invested Capital
Measure:: 6
Pay vs Performance Disclosure
Name	Individual Performance
Mr. DeGaynor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,042,767	$ 3,910,284	$ 3,868,925	$ 3,971,305
PEO Actually Paid Compensation Amount	$ (2,996,326)	$ 6,075,757	$ (3,306,918)	$ 6,441,875
PEO Name	Mr. DeGaynor
Mr. Zizelman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,753,374
PEO Actually Paid Compensation Amount	$ 1,625,610
PEO Name	Mr. Zizelman
PEO | Mr. DeGaynor [Member] | Stock Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (962,400)
PEO | Mr. DeGaynor [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. DeGaynor [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	797,600
PEO | Mr. DeGaynor [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. DeGaynor [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(134,155)
PEO | Mr. DeGaynor [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,740,138)
PEO | Mr. Zizelman [Member] | Stock Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(741,678)
PEO | Mr. Zizelman [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	762,880
PEO | Mr. Zizelman [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Zizelman [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(148,966)
PEO | Mr. Zizelman [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Zizelman [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(624,250)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	602,868
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,721)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,578)
Non-PEO NEO | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0